Stock Awards	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 7.  Stock Awards

The Company has awards outstanding under three plans - the 2003 Incentive Stock Plan (the “2003 Plan”), the 2007 Stock Option Plan (the “2007 Plan”) and the 2008 Stock Incentive Plan (the “2008 Plan”) (collectively, the “Plans”). Under the 2003 Plan and 2007 Plan, incentive stock options, nonqualified stock options, restricted stock and restricted stock units could be granted. Awards vested over varying periods, as specified by the Company’s Board of Directors for each grant, and are exercisable for a maximum period of ten years after date of grant. Both of these plans have been frozen, resulting in no further shares being available for grant.

The Company presently issues awards under the 2008 Plan, initially adopted by the Company’s stockholders on June 5, 2008, and subsequently amended to authorize the issuance of additional shares of the Company’s common stock. The purpose of the 2008 Plan is to provide an incentive to retain the employment of directors, officers, consultants, advisors and employees of the Company, to attract new personnel whose training, experience and ability are considered valuable, to encourage the sense of proprietorship, and to stimulate the active interest of such persons in the Company’s development and financial success. Under the 2008 Plan, the Company is authorized to issue incentive stock options, non-qualified stock options, restricted stock and restricted stock units, although no more than 50% of the authorized shares may be granted pursuant to awards of restricted stock and restricted stock units. Awards that expire or are canceled generally become available for issuance again under the 2008 Plan. The number of shares of the Company’s common stock available under the 2008 Plan will be subject to adjustment in the event of a stock split, stock dividend or other extraordinary dividend, or other similar change in the Company’s common stock or capital structure. Awards may vest over varying periods, as specified by the Company’s Board of Directors for each grant, and have a maximum term of seven years from the grant date. The 2008 Plan is administered by the Company’s Board of Directors.

The Company has issued both options and restricted stock (including restricted stock units) under these Plans. Restricted stock grants afford the recipient the opportunity to receive shares of common stock, subject to certain terms, whereas options give them the right to purchase common stock at a set price. Both the Company’s options and restricted stock issued to employees generally have vesting restrictions that are eliminated over a four-year period, although vesting may be over a shorter period, or may occur on the grant date, depending on the terms of each individual award.

A summary of stock option and restricted stock transactions in the nine months ended September 30, 2013, is as follows:

		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Shares	Grant-Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2013	29,503	114,896	$41.67	72	$13.91
Granted	(18,861)	18,861	$4.95	—	$—
Vested	—	—	$—	(72)	$13.91
Forfeited	4,617	(4,617)	$9.98	—	$—
Canceled	2,385	(5,196)	$118.82	—	$—

Balance at September 30, 2013	17,644	123,944	$34.01	—	$—

No options were exercised during the nine months ended September 30, 2013 or 2012. The aggregate intrinsic value of options outstanding and exercisable at September 30, 2013, was $1,166, based on our common stock closing price of $1.96. Aggregate intrinsic value is the total pretax amount (i.e., the difference between the Company’s stock price and the exercise price) that would have been received by the option holders had all their in-the-money options been exercised.

The weighted average grant date fair value of options awarded in the nine months ended September 30, 2013 and 2012, was $3.72 and $8.37, respectively. Fair values were estimated using the following assumptions:

	Nine Months Ended September 30,
	2013		2012

Risk-free interest rate	0.71% - 1.22%	0	0.71% - 1.14%
Expected term	4.75 Years		4.75 Years
Expected volatility	96.73% - 108.14%		65.02% - 98.80%
Dividend yield	0%		0%

The amounts expensed for stock-based compensation totaled $77,283 and $99,024 for the three months ended September 30, 2013 and 2012, respectively, and $260,068 and $285,483 for the nine months ended September 30, 2013 and 2012, respectively. These sums include $120 expensed in the three and nine months ended September 30, 2012 for restricted stock awards to consultants there was no such expense in 2013.

At September 30, 2013, the total stock-based compensation cost not yet recognized, net of estimated forfeitures, was $356,698. This cost is expected to be recognized over an estimated weighted average amortization period of 1.66 years. No amounts related to stock-based compensation costs have been capitalized. The tax benefit and the resulting effect on cash flows from operating and financing activities related to stock-based compensation costs were not recognized as the Company currently provides a full valuation allowance for all of its deferred taxes.

NOTE 8.  Stock Awards

The Company has awards outstanding under three plans - the 2003 Incentive Stock Plan (the “2003 Plan”), the 2007 Stock Option Plan (the “2007 Plan”) and the 2008 Stock Incentive Plan (the “2008 Plan”) (collectively, the “Plans”). Under the 2003 Plan and 2007 Plan, incentive stock options, nonqualified stock options, restricted stock and restricted stock units could be granted. Awards vested over varying periods, as specified by the Company’s Board of Directors for each grant, and are exercisable for a maximum period of ten years after date of grant. Both of these plans have been frozen, resulting in no further shares being available for grant.

The Company presently issues awards under the 2008 Plan, initially adopted by the Company’s stockholders on June 5, 2008, and subsequently amended to authorize the issuance of additional shares of the Company’s common stock. The purpose of the 2008 Plan is to provide an incentive to retain the employment of directors, officers, consultants, advisors and employees of the Company, to attract new personnel whose training, experience and ability are considered valuable, to encourage the sense of proprietorship, and to stimulate the active interest of such persons in the Company’s development and financial success. Under the 2008 Plan, the Company is authorized to issue incentive stock options, non-qualified stock options, restricted stock and restricted stock units, although no more than 50% of the authorized shares may be granted pursuant to awards of restricted stock and restricted stock units. Awards that expire or are canceled generally become available for issuance again under the 2008 Plan. The number of shares of the Company’s common stock available under the 2008 Plan will be subject to adjustment in the event of a stock split, stock dividend or other extraordinary dividend, or other similar change in the Company’s common stock or capital structure. Awards may vest over varying periods, as specified by the Company’s Board of Directors for each grant, and have a maximum term of seven years from the grant date. The 2008 Plan is administered by the Company’s Board of Directors.

The Company has issued both options and restricted stock (including restricted stock units) under the Plans. Restricted stock grants afford the recipient the opportunity to receive shares of common stock, subject to certain terms, whereas options give them the right to purchase common stock at a set price. Both the Company’s options and restricted stock issued to employees generally have vesting restrictions that are eliminated over a four-year period, although vesting may be over a shorter period, or may occur on the grant date, depending on the terms of each individual award.

A summary of stock option and restricted stock transactions is as follows:

		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Options	Grant-Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2011	2,191,821	5,543,893	$1.5218	127,500	$1.6422
2008 Plan Amendment	8,000,000	-	$-	-	$-
Granted	(1,504,635)	1,153,550	$0.6427	351,085	$0.8497
Exercised	-	(324,740)	$0.3220	-	$-
Vested	-	-	$-	(362,944)	$0.8909
Forfeited	1,247,521	(1,140,021)	$1.2928	(110,000)	$1.6050
Canceled	370,364	(925,782)	$1.7061	(641)	$2.3900

Balance at December 31, 2011	10,305,071	4,306,900	$1.3978	5,000	$1.2500
Granted	(9,785,500)	9,724,000	$0.1164	61,500	$0.1385
Vested	-	-	$-	(59,000)	$0.2325
Forfeited	1,471,073	(1,471,073)	$0.5925	-	$-
Canceled	937,342	(1,135,329)	$1.3123	-	$-

Balance at December 31, 2012	2,927,986	11,424,498	$0.4193	7,500	$0.1400

The following table summarizes information concerning outstanding options as of December 31, 2012:

		Weighted
		Average	Weighted
		Remaining	Average	Aggregate
	Number of	Contractual	Exercise	Intrinsic
Options	Shares	Life (in Years)	Price	Value

Outstanding	11,424,498	5.71	$0.4193	$2,898
Vested and expected to vest	10,262,319	5.66	$0.4502	$2,898
Exercisable	4,123,060	4.82	$0.8747	$2,898

The aggregate intrinsic value in the preceding table represents the total pre-tax value (i.e., the difference between the Company’s stock price and the exercise price) of stock options outstanding as of December 31, 2012, based on our common stock closing price of $0.03, which would have been received by the option holders had all their in-the-money options been exercised as of that date.

The weighted average fair value of options granted in the years ended December 31, 2012 and 2011, was $0.08 and $0.29, respectively. These fair values were estimated using the following assumptions (see also Note 10):

	Year Ended December 31,
	2012		2011

Risk-free interest rate	0.71% - 1.14%	0	0.79% - 2.24%
Expected term	4.75 Years		4.75 Years
Expected volatility	65.02% - 103.61%		42.44% - 66.83%
Dividend yield	0%		0%

The grant date fair value of options vested in the years ended December 31, 2012 and 2011, was $334,650 and $463,168, respectively. No options were exercised during the year ended December 31, 2012. The Company received $104,566 for the 324,740 options exercised during the year ended December 31, 2011, which had an intrinsic value of $203,399.

The amounts expensed for stock-based compensation totaled $387,892 and $779,029 for the years ended December 31, 2012 and 2011, respectively. The sums expensed include $120 and $130,230 for restricted stock awards to consultants in the years ended December 31, 2012 and 2011, respectively.

At December 31, 2012, the total stock-based compensation cost not yet recognized, net of estimated forfeitures, was $509,984. This cost is expected to be recognized over an estimated weighted average amortization period of 2.20 years. No amounts related to stock-based compensation costs have been capitalized. The tax benefit and the resulting effect on cash flows from operations and financial activities, related to stock-based compensation costs were not recognized as the Company currently provides a full valuation allowance for all of its deferred taxes.